Summary of Business and Significant Accounting Policies - Schedule of Information Related to Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 43,364		$ 44,065		$ 29,877
Operating Income (Loss)	(2,033)	[1]	9,553	[1]	1,264	[1]
Identifiable Assets	23,063		23,847		11,078
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	24,254		20,533		15,697
Operating Income (Loss)	(464)		2,685		1,162
Identifiable Assets	15,692		16,142		6,723
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	18,862		23,396		14,027
Operating Income (Loss)	2,490		10,260		2,969
Identifiable Assets	6,162		6,015		3,503
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	248		136		153
Operating Income (Loss)	(4,059)		(3,392)		(2,867)
Identifiable Assets	$ 1,209		$ 1,690		$ 852

[1]	As Adjusted, see Note 1.